Supplemental Cash Flow Information and Material Non-Cash Transactions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2013 oz	Dec. 31, 2011	Dec. 31, 2012	Apr. 30, 2011	Apr. 30, 2011 Midas Gold Corp [Member]	Jul. 31, 2012 Compensation Warrants [Member]	Dec. 31, 2013 2013 Facility [Member]
Number of shares issued in transaction, (Shares)			30,402,615			30,402,615		612,180
Percentage of ownership under purchase agreement		100.00%
Royalty percentage on first tier volume production		2.00%
Gold production volume, first tier for royalty calculation		1,250,000
Royalty percentage on second tier volume production		2.50%
Gold production volume, second tier for royalty calculation		1,250,000
Warrants issued (Note 9) (in shares)				4,757,941			166,667
Fair value of shares received			$ 78,872		$ 78,872
Compensation Options Issued to Underwriters	166,667		450,000